Segments (Revenue Reconciliation) (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue
Revenue	$ 81,741	$ 92,793	$ 98,367
Total reportable segments
Revenue
Revenue	89,211	100,527	105,732
Other revenue
Revenue
Revenue	206	374	478
Elimination of internal transactions
Revenue
Revenue	$ (7,676)	$ (8,108)	$ (7,843)